Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Payables and Accruals [Abstract]
Accrued payroll and employee benefits		31,236,009	19,763,943
Content fee and distribution fee payable		18,957,595	11,013,500
Promotion fee payable		18,482,917
Other tax payables		4,889,211	4,519,394
Deferred revenue		8,917,621	6,722,544
Government grants		3,520,000
IPO cost payable			6,026,669
Accrued bandwidth fee			487,187
Other accrued expenses		3,617,661	2,264,144
Total accrued expenses and other current liabilities	$ 14,444,288	89,621,014	50,797,381